Debt - Capital Leases and Maturities (Details) $ in Millions	Dec. 31, 2022 USD ($)
Scheduled maturities of our debt
2023	$ 98
2024	352
2025	600
2026	0
2027	0
Thereafter	0
Total	$ 1,050